Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 160.5	$ 363.0
Allowance for doubtful accounts	(11.1)	(45.0)	$ (52.9)	$ (41.6)
Trade accounts receivable, net	149.4	318.0
Foreign customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	149.6	325.7
Brazilian Air force [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	7.0	21.8
Domestic customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 3.9	$ 15.5